Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 9,563,000		$ 8,935,000				$ 55,676,000	$ 1,173,000
Other Income (Expenses)
Cost of Revenues	8,298,000		6,992,000				46,456,000	1,231,000
Gross Profit	1,265,000		1,943,000				9,220,000	(58,000)
Operating expenses:
Research and development	595,000		231,000				889,000	484,000
Selling and marketing	2,517,000		1,001,000
Selling and marketing							6,814,000	(38,000)
General and administrative	7,326,000		4,568,000				36,488,000	14,228,000
Amortization of intangible assets	797,000		926,000				2,925,000	1,847,000
Total operating expenses	11,235,000		6,726,000				47,116,000	16,521,000
Income (Loss) from Operations	(9,970,000)		(4,783,000)				(37,896,000)	(16,579,000)
Loss from equity investment	(184,000)						353,000	(786,000)
(Loss) gain of controlling equity investment held in Micronet							(1,934,000)	665,000
Loss from decrease in holding percentage in former VIE							(1,128,000)
Other income	155,000		87,000				1,261,000	200,000
Financial income (expenses), net	78,000		(566,000)				395,000	(7,462,000)
Loss before provision for income taxes	(9,921,000)		(5,262,000)				(38,949,000)	(23,962,000)
Income tax benefit	(1,076,000)		(356,000)				(1,791,000)	(326,000)
Net Income (loss)	(8,845,000)		(4,906,000)				(37,158,000)	(23,636,000)
Other Comprehensive Loss
Total Comprehensive Income (loss)	8,662,000		3,855,000				36,450,000	23,504,000
Net loss attributable to non-controlling stockholders	(159,000)		(445,000)				(730,000)	(644,000)
Net loss attributable to MICT, Inc.	$ (8,686,000)		$ (4,461,000)				$ (36,428,000)	$ (22,992,000)
Basic and diluted loss per share (in Dollars per share)	$ (0.07)		$ (0.05)				$ (0.32)	$ (0.83)
Basic and diluted (in Shares)	122,435,576		88,554,624				112,562,199	27,623,175
TINGO, INC.
Revenues	$ 257,057,519	$ 176,985,441	$ 45,238,125	$ 44,982,932	$ 317,540,202	$ 574,618,275	$ 865,838,327	$ 585,254,527
Cost of Sales	(103,782,685)	(92,355,972)	(2,511,941)	(2,884,465)	(140,495,082)	(380,787,694)	(528,469,405)	(364,383,712)
Operating Expense
Payroll and related expenses	24,987,746	781,710	690,696	797,267	2,191,994	2,197,636	223,727,942	2,630,454
Distribution expenses	221,187	352,919	104,573	95,155	574,531	226,041	985,801	268,337
Professional fees	55,524,912	111,660,000	315,434	314,628	112,260,000	314,628	188,857,470	298,768
Bank fees and charges	636,047	286,072	62,824	384,959	513,342	889,356	926,256	909,233
Depreciation and amortization	5,494,094	701,160	740,616	1,518,654	2,108,884	4,561,058	2,886,913	5,769,462
General and administrative expenses – other	860,331	122,774	189,167	89,759	150,489	215,080	1,278,898	440,415
Bad Debt Expenses	47,398	23,012			44,365	9,159,736	99,247	8,698,024
Other Income (Expenses)
Income from Operations	65,503,119		40,622,874
Other Income (Expenses)
Recovered debt				3,463,200		3,463,200	55,428	9,454,965
Interest expense				(171,330)		(872,429)		(869,968)
Total Other Income (Expenses)		(243,128)		3,520,250	(2,752)	3,119,859	416,246	8,853,863
Income (Loss) before tax		(29,541,306)		42,418,295	59,198,763	179,386,905	(80,977,359)	210,709,985
Taxation	(38,698,829)	(15,141,810)	(13,018,431)	(13,722,861)	(54,548,065)	(61,674,092)	(104,802,090)	(68,739,650)
Net Income (loss) after Tax	26,990,088		27,664,164				(185,779,449)	141,970,335
Net Income attributable to ordinary stockholders of Tingo, Inc.	26,990,088		27,664,164
Gross Profit	153,274,834	84,629,469	42,726,184	42,098,467	177,045,120	193,830,581	337,368,922	220,870,815
Operating expenses:
Total operating expenses	87,771,715	113,927,647	2,103,310	3,200,422	117,843,605	17,563,535	418,762,527	19,014,693
Income (Loss) from Operations		(29,298,178)		38,898,045	59,201,515	176,267,046	(81,393,605)	201,856,122
Other income	185,798	(243,128)	59,721	228,380	(2,752)	529,088	360,818	268,866
Total Other (Income) Expenses	185,798		59,721
Loss before provision for income taxes	65,688,917		40,682,595
Net Income (loss)	26,990,088	(44,683,116)	27,664,164	28,695,434	4,650,698	117,712,813	(185,779,449)	141,970,335
Other Comprehensive Loss
Translation Adjustment	17,104,438	(2,555,063)	(10,809,240)	(6,570,787)	(33,935,739)	(27,367,339)	(43,236,961)	(16,106,101)
Total Comprehensive Income (loss)	$ 44,094,526	$ (47,238,179)	$ 16,854,924	$ 22,124,647	$ (29,285,041)	$ 90,345,474	$ (229,016,410)	$ 125,864,234
Basic and diluted loss per share (in Dollars per share)	$ 0.04	$ (0.04)	$ 0.42	$ 0.02	$ (0.03)	$ 0.09	$ (0.21)	$ 3.12
Basic and diluted (in Shares)	1,214,793,989	1,051,384,648	40,306,211	993,000,000	1,014,563,668	993,000,000	1,068,119,444	40,306,211